SEPTEMBER 15, 2022
SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
HARTFORD HEALTHCARE HLS FUND SUMMARY PROSPECTUS DATED APRIL 29, 2022
HARTFORD HLS FUNDS PROSPECTUS
DATED APRIL 29, 2022
This Supplement contains new and additional information regarding Hartford Healthcare HLS Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
Effective February 28, 2023, Ann C. Gallo will no longer serve as a portfolio manager to the Hartford Healthcare HLS Fund (the “Fund”) as she will be assuming a new role at Wellington Management Company LLP. Accordingly, the following changes are being made to the above referenced Summary Prospectus and Statutory Prospectus effective immediately:
(1) Under the headings “Management” in the above referenced Summary Prospectus and “Hartford Healthcare HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Ann C. Gallo*	Senior Managing Director and Global Industry Analyst	2000
Rebecca D. Sykes, CFA	Senior Managing Director and Global Industry Analyst	2007
Wen Shi, PhD, CFA	Managing Director and Global Industry Analyst	2015
David M. Khtikian, CFA	Managing Director and Global Industry Analyst	2013
Fayyaz Mujtaba	Managing Director and Global Industry Analyst	2013
*
Effective February 28, 2023, Ms. Gallo will no longer serve as a portfolio manager to the Fund. Over the next six months, Ms. Gallo will transition her portfolio management responsibilities for the Fund to Messrs. Khtikian and Mujtaba.
(2) Under the heading “The Investment Manager and Sub-Adviser –  Portfolio Managers –  Healthcare HLS Fund” in the above referenced Statutory Prospectus, the portfolio manager information is deleted in its entirety and replaced with the following:
The Fund is managed by a team of global industry analysts. Each member of the team manages a portion of the Fund based upon their specific areas of coverage within the health care sector. The allocations to each sub-sector are determined by the team with the S&P Composite 1500 Health Care Index sub-industry classifications providing a framework for such allocations.
Ann C. Gallo, Senior Managing Director and Global Industry Analyst of Wellington Management, has served as a portfolio manager and has been involved in securities analysis for the Fund since its inception in 2000 focused primarily on the healthcare services sector. Ms. Gallo joined Wellington Management as an investment professional in 1998. Effective February 28, 2023, Ms. Gallo will no longer serve as a portfolio manager to the Fund.
Rebecca D. Sykes, CFA, Senior Managing Director and Global Industry Analyst of Wellington Management, has served as a portfolio manager for the Fund since 2020 and has been involved in securities analysis for the Fund since 2007. Ms. Sykes joined Wellington Management in 2007 and has been an investment professional since 2005.
Wen Shi, PhD, CFA, Managing Director and Global Industry Analyst of Wellington Management, has served as a portfolio manager for the Fund since 2021 and has been involved in securities analysis for the Fund since 2015. Dr. Shi joined Wellington Management as an investment professional in 2015.
David M. Khtikian, CFA, Managing Director and Global Industry Analyst of Wellington Management, has served as a portfolio manager for the Fund since 2022 and has been involved in securities analysis for the Fund since 2013. Mr. Khtikian joined Wellington Management as an investment professional in 2013.
Fayyaz Mujtaba, Managing Director and Global Industry Analyst of Wellington Management, has served as a portfolio manager for the Fund since 2022 and has been involved in securities analysis for the Fund since 2013. Mr. Mujtaba joined Wellington Management as an investment professional in 2011.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7608
September 2022

SEPTEMBER 15, 2022
SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
HARTFORD ULTRASHORT BOND HLS FUND SUMMARY PROSPECTUS
DATED APRIL 29, 2022
HARTFORD HLS FUNDS PROSPECTUS
DATED APRIL 29, 2022
This Supplement contains new and additional information regarding Hartford Ultrashort Bond HLS Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
Effective immediately, Marc K. Piccuirro, CFA will be added as a portfolio manager to Hartford Ultrashort Bond HLS Fund. Accordingly, the following changes are being made to the above referenced Summary Prospectus and Statutory Prospectus effective immediately:
(1) Under the heading “Management” in the above referenced Summary Prospectus and the heading “Hartford Ultrashort Bond HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Timothy E. Smith	Senior Managing Director and Fixed Income Portfolio Manager	2013
Marc K. Piccuirro, CFA	Managing Director and Fixed Income Portfolio Manager	2013
(2) Under the heading “The Investment Manager and Sub-Adviser –  Portfolio Managers –  Ultrashort Bond HLS Fund” in the above referenced Statutory Prospectus, the following is added:
Marc K. Piccuirro, CFA, Managing Director and Fixed Income Portfolio Manager of Wellington Management, has been a portfolio manager for the Fund since 2022 and has been involved with portfolio and risk analysis for the Fund since 2013. Mr. Piccuirro joined Wellington Management as an investment professional in 2007.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7609
September 2022